Basis of preparation of the consolidated financial statements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Right-of-use assets	$ 85,265	$ 74,818
Total non current assets	3,430,197	3,844,271
Total assets	4,637,465	4,904,097
Current liabilities
Lease liabilities	32,747	21,678
Total current liabilities	1,145,293	1,092,794
Non-current liabilities
Lease liabilities	63,152	55,727
Total non current liabilities	2,431,879	2,359,266
Total liabilities	3,577,172	3,452,060
Shareholders’ equity
Attributable to NEXA’s shareholders	813,930	1,197,324
Attributable to non-controlling interests	246,363	254,713
Total shareholders equity	1,060,293	1,452,037	$ 1,708,173	$ 1,642,388
Total liabilities and shareholders’ equity	$ 4,637,465	4,904,097
Previously stated [member]
Non-current assets
Right-of-use assets		11,228
Total non current assets		3,780,681
Total assets		4,840,507
Current liabilities
Lease liabilities		3,766
Total current liabilities		1,074,882
Non-current liabilities
Lease liabilities		5,452
Total non current liabilities		2,308,991
Total liabilities		3,383,873
Shareholders’ equity
Attributable to NEXA’s shareholders		1,201,921
Attributable to non-controlling interests		254,713
Total shareholders equity		1,456,634	1,710,254	1,644,280
Total liabilities and shareholders’ equity		4,840,507
Adjustments [Member]
Non-current assets
Right-of-use assets		63,590
Total non current assets		63,590
Total assets		63,590
Current liabilities
Lease liabilities		17,912
Total current liabilities		17,912
Non-current liabilities
Lease liabilities		50,275
Total non current liabilities		50,275
Total liabilities		68,187
Shareholders’ equity
Attributable to NEXA’s shareholders		(4,597)
Attributable to non-controlling interests
Total shareholders equity		(4,597)	(2,081)	(1,892)
Total liabilities and shareholders’ equity		63,590
Revised [Member]
Non-current assets
Right-of-use assets		74,818
Total non current assets		3,844,271
Total assets		4,904,097
Current liabilities
Lease liabilities		21,678
Total current liabilities		1,092,794
Non-current liabilities
Lease liabilities		55,727
Total non current liabilities		2,359,266
Total liabilities		3,452,060
Shareholders’ equity
Attributable to NEXA’s shareholders		1,197,324
Attributable to non-controlling interests		254,713
Total shareholders equity		1,452,037	$ 1,708,173	$ 1,642,388
Total liabilities and shareholders’ equity		$ 4,904,097